Pension Plans and Other Postretirement Benefits Actuarial Assumptions - Level 4 (Details) - USD ($) $ in Millions	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2014	Oct. 24, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Effect of One Percentage Point Increase on Service and Interest Cost Components				$ 4
Foreign Pension Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	2.60%	2.80%	1.90%		2.40%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	1.90%		1.90%	1.90%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase	2.80%		2.90%	2.80%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase	2.90%	2.60%	2.90%		2.40%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets	2.10%	2.30%	1.90%		3.30%
United States Pension Plan of US Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	4.40%	5.10%	4.20%		4.20%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	4.10%		4.50%	4.10%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase	3.30%		3.30%	3.30%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase	3.50%	3.50%	3.30%		3.50%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets	7.50%	7.50%	7.50%		7.50%
Foreign Postretirement Benefit Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	12.00%	12.20%	11.30%		0.00%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	11.30%		12.60%	11.30%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase	0.00%		0.00%	0.00%
Defined Benefit Plan, Health Care Cost Trend Rate Assumed for Next Fiscal Year			11.30%	11.50%
Defined Benefit Plan, Ultimate Health Care Cost Trend Rate			7.10%	7.30%
Defined Benefit Plan, Year that Rate Reaches Ultimate Trend Rate			2023
United States Postretirement Benefit Plan of US Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	4.20%	4.80%	4.10%		4.00%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	4.10%		4.40%	4.10%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase	0.00%		0.00%	0.00%
Defined Benefit Plan, Health Care Cost Trend Rate Assumed for Next Fiscal Year			6.80%	7.00%
Defined Benefit Plan, Ultimate Health Care Cost Trend Rate			4.50%	4.50%
Defined Benefit Plan, Year that Rate Reaches Ultimate Trend Rate	2023		2023	2023